UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter          12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Accredited Investors
Address:                                5200 West 73rd Street
                                        Edina, Minnesota 55439

13F File Number:                        028-14630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Ross Levin
Title:                                  Chief Compliance Officer
Phone:                                  952-841-2222

Signature, Place, and Date of Signing:

   /s/  Ross Levin                      Edina, MN          30-Jan-13

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  51

Form 13F Information Table Value Total:              238106(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/ SH/ PUT/INVSTM  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS     CUSIP  (x$1000) PRN AMT PRN CALLDSCRET MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------   ------------------------------------------------------------------------
3M CO                                   COM                88579Y101     927      400SH      SOLE                300      0    100
AMERICAN EXPRESS CO                     COM                025816109     276     9975SH      SOLE               9079      0    896
APPLE INC                               COM                037833100    2568     4797SH      SOLE               4797      0      0
AT&T INC                                COM                00206R102     253     4824SH      SOLE               4589      0    235
BERKSHIRE HATHAWAY INC DEL              CL A               084670108     537     7503SH      SOLE               4572      0   2931
CATERPILLAR INC DEL                     COM                149123101     253     2819SH      SOLE               2819      0      0
ECOLAB INC                              COM                278865100    1419    19729SH      SOLE              19729      0      0
EMERSON ELEC CO                         COM                291011104     260     4905SH      SOLE               4905      0      0
ENTEROMEDICS INC                        COM NEW            29365M208      34    12000SH      SOLE              12000      0      0
EXPRESS SCRIPTS HLDG CO                 COM                30219G108     341     6305SH      SOLE               6305      0      0
EXXON MOBIL CORP                        COM                30231G102     519     5992SH      SOLE               5992      0      0
GENERAL ELECTRIC CO                     COM                369604103     497    23631SH      SOLE              20631      0   3000
GENERAL MLS INC                         COM                370334104    6041   149436SH      SOLE             136896      0  12540
GOOGLE INC                              CL A               38259P508     651      920SH      SOLE                900      0     20
GRACO INC                               COM                384109104     382     7412SH      SOLE               7412      0      0
HUTCHINSON TECHNOLOGY INC               COM                448407106      55    27300SH      SOLE              27300      0      0
INNODATA INC                            COM NEW            457642205     103    27000SH      SOLE              27000      0      0
INTEL CORP                              COM                458140100     359    17387SH      SOLE              17387      0      0
INTERNATIONAL BUSINESS MACHS            COM                459200101    1311     6841SH      SOLE               6841      0      0
ISHARES TR                              MSCI EAFE INDEX    464287465    1132    19894SH      SOLE              19180      0    715
ISHARES TR                              MSCI EMERG MKT     464287234    3382    76247SH      SOLE              71444      0   4803
ISHARES TR                              MSCI ESG SEL SOC   464288802     262     4409SH      SOLE               4010      0    399
ISHARES TR                              RUSSELL1000GRW     464287614   25399   387826SH      SOLE             354201      0  33625
ISHARES TR                              RUSSELL 2000       464287655   45015   533864SH      SOLE             476329      0  57535
ISHARES TR                              RUSL 2000 GROW     464287648     460     4820SH      SOLE               4820      0      0
ISHARES TR                              RUSSELL MCP GR     464287481   29587   471117SH      SOLE             420963      0  50154
ISHARES TR                              S&P500 GRW         464287309     640     8441SH      SOLE               8338      0    103
ISHARES TR                              CORE S&P500 ETF    464287200   33371   233134SH      SOLE             210933      0  22201
ISHARES TR                              RUSSELL 1000       464287622    1467    18530SH      SOLE              15921      0   2609
ISHARES TR                              CORE S&P SCP ETF   464287804    1273    16299SH      SOLE              16299      0      0
JOHNSON & JOHNSON                       COM                478160104     221     3144SH      SOLE               3144      0      0
JPMORGAN CHASE & CO                     COM                46625H100     244     5538SH      SOLE               4589      0    949
LAKES ENTMNT INC                        COM                51206P109      59    19393SH      SOLE              19393      0      0
MEDTRONIC INC                           COM                585055106    1052    25641SH      SOLE              23749      0   1892
MERCK & CO INC NEW                      COM                58933Y105     226     5515SH      SOLE               5515      0      0
MICROSOFT CORP                          COM                594918104     300    11215SH      SOLE              11215      0      0
POWERSHARES QQQ TRUST                   UNIT SER 1         73935A104     437     6700SH      SOLE               6700      0      0
PEPSICO INC                             COM                713448108     261     3805SH      SOLE               3805      0      0
PFIZER INC                              COM                717081103     371    14792SH      SOLE              14792      0      0
PHILIP MORRIS INTL INC                  COM                718172109     307     3669SH      SOLE               3669      0      0
PROCTER & GAMBLE CO                     COM                742718109     565     8319SH      SOLE               8319      0      0
SPDR S&P 500 ETF TR                     TR UNIT            78462F103     491     3443SH      SOLE               3384      0     58
TENNANT CO                              COM                880345103    2464    56054SH      SOLE              56054      0      0
US BANCORP DEL                          COM NEW            902973304    1894    59271SH      SOLE              59271      0      0
UNITED PARCEL SERVICE INC               CL B               911312106    3210    43532SH      SOLE              43532      0      0
VALSPAR CORP                            COM                920355104     993    15903SH      SOLE              15903      0      0
VANGUARD BD INDEX FD INC                TOTAL BND MRKT     921937835   23843   283743SH      SOLE             248856      0  34888
VANGUARD INTL EQUITY INDEX F            MSCI EMR MKT ETF   922042858    5520   123949SH      SOLE             116449      0   7500
VANGUARD INTL EQUITY INDEX F            MSCI EUROPE ETF    922042874    1067    21841SH      SOLE              21276      0    565
WELLS FARGO & CO NEW                    COM                949746101    1844    53939SH      SOLE              52783      0   1156
WISDOMTREE TRUST                        EMERG MKTS ETF     97717W315   33963   593857SH      SOLE             534622      0  59235